Investment In Associate - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015	Dec. 31, 2017 EUR (€)
Disclosure Of Significant Investments In Associates [Line Items]
Expected dividends to be recovered in 2018 and 2019	$ 11,016
Recover dividend and capital reductions		$ 58,868
Date of acquisition the book value	$ 105,936			€ 4,653,021
SCL Terminal Aerea De Santiago S. A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of stake by the company	14.77%	14.77%	14.77%
SCL Terminal Aerea De Santiago S. A. [Member] | CHILE
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of stake by the company	14.77%
SCL Terminal Aerea De Santiago S. A. [Member] | Bottom of Range [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Percentage of stake by the company	20.00%